Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2026, December 31, 2025 and June 30, 2025:

	June 30, 2026	December 31, 2025	June 30, 2025
Cash and cash equivalents	$1,686,367	$1,379,180	$2,696,068
Restricted cash	113,052	100,564	150,081
Total cash, cash equivalents and restricted cash	$1,799,419	$1,479,744	$2,846,149

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2026, December 31, 2025 and June 30, 2025:

	June 30, 2026	December 31, 2025	June 30, 2025
Cash and cash equivalents	$1,686,367	$1,379,180	$2,696,068
Restricted cash	113,052	100,564	150,081
Total cash, cash equivalents and restricted cash	$1,799,419	$1,479,744	$2,846,149